Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jun. 04, 2013
Document Effective Date	Jun. 04, 2013
Prospectus Date	Sep. 28, 2012
Class I Shares Prospectus | PNC MID CAP VALUE FUND | CLASS I
Risk/Return:
Trading Symbol	PMVIX
Class A & C Shares Prospectus | PNC MID CAP VALUE FUND | CLASS A
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Trading Symbol	PMCAX
Class A & C Shares Prospectus | PNC MID CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	PMFCX
Class A & C Shares Prospectus | PNC S&P 500 INDEX FUND | CLASS A
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Trading Symbol	PIIAX
Class A & C Shares Prospectus | PNC S&P 500 INDEX FUND | CLASS C
Risk/Return:
Trading Symbol	PPICX
Class A & C Shares Prospectus | PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:
Trading Symbol	PBAAX
Class A & C Shares Prospectus | PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:
Trading Symbol	PBCCX
Class A & C Shares Prospectus | PNC INTERNATIONAL EQUITY FUND | CLASS A
Risk/Return:
Trading Symbol	PMIEX
Class A & C Shares Prospectus | PNC INTERNATIONAL EQUITY FUND | CLASS C
Risk/Return:
Trading Symbol	PIUCX
Class A & C Shares Prospectus | PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:
Trading Symbol	PLEAX
Class A & C Shares Prospectus | PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:
Trading Symbol	PLECX
Class A & C Shares Prospectus | PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	PEWAX
Class A & C Shares Prospectus | PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	PEWCX
Class A & C Shares Prospectus | PNC LARGE CAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	PLVAX
Class A & C Shares Prospectus | PNC LARGE CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	PALVX
Class A & C Shares Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS A
Risk/Return:
Trading Symbol	PLWAX
Class A & C Shares Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS C
Risk/Return:
Trading Symbol	PLWCX
Class A & C Shares Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	PMRRX
Class A & C Shares Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	PSVCX
Class A & C Shares Prospectus | PNC SMALL CAP FUND | CLASS A
Risk/Return:
Trading Symbol	PPCAX
Class A & C Shares Prospectus | PNC SMALL CAP FUND | CLASS C
Risk/Return:
Trading Symbol	PPCCX
Class A & C Shares Prospectus | PNC BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PAAAX
Class A & C Shares Prospectus | PNC BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PFDCX
Class A & C Shares Prospectus | PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk/Return:
Trading Symbol	POMAX
Class A & C Shares Prospectus | PNC GOVERNMENT MORTGAGE FUND | CLASS C
Risk/Return:
Trading Symbol	PGTCX
Class A & C Shares Prospectus | PNC INTERMEDIATE BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PBFAX
Class A & C Shares Prospectus | PNC INTERMEDIATE BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PIBCX
Class A & C Shares Prospectus | PNC LIMITED MATURITY BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PLFAX
Class A & C Shares Prospectus | PNC LIMITED MATURITY BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PFLCX
Class A & C Shares Prospectus | PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Risk/Return:
Trading Symbol	PTVAX
Class A & C Shares Prospectus | PNC TOTAL RETURN ADVANTAGE FUND | CLASS C
Risk/Return:
Trading Symbol	PTVCX
Class A & C Shares Prospectus | PNC ULTRA SHORT BOND FUND | CLASS A
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Trading Symbol	PSBAX
Class A & C Shares Prospectus | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PTBIX
Class A & C Shares Prospectus | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PITCX
Class A & C Shares Prospectus | PNC Maryland Tax Exempt Bond Fund | Class A
Risk/Return:
Trading Symbol	PDATX
Class A & C Shares Prospectus | PNC Maryland Tax Exempt Bond Fund | Class C
Risk/Return:
Trading Symbol	PDACX
Class A & C Shares Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PMMAX
Class A & C Shares Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PMICX
Class A & C Shares Prospectus | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk/Return:
Trading Symbol	POXAX
Class A & C Shares Prospectus | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk/Return:
Trading Symbol	POXCX
Class A & C Shares Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PPMAX
Class A & C Shares Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PPMCX
Class A & C Shares Prospectus | PNC Tax Exempt Limited Maturity Bond Fund | Class A
Risk/Return:
Trading Symbol	PDLAX
Class A & C Shares Prospectus | PNC Tax Exempt Limited Maturity Bond Fund | Class C
Risk/Return:
Trading Symbol	PDCLX
Class A Shares Prospectus | PNC MULTI-FACTOR SMALL CAP CORE | CLASS A
Risk/Return:
Trading Symbol	PLOAX
Class A Shares Prospectus | PNC High Yield Bond Fund | Class A Shares
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Trading Symbol	PAHBX